UNIT-BASED COMPENSATION - Equity-settled BPY Awards by Expiry Date (Details) - Equity-Settled Share-Based Payment Arrangement	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares	Dec. 31, 2016 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	19,915,189	13,836,213	13,801,795	16,338,511
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 20.58	$ 20.56	$ 20.54	$ 20.49
2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	0	226,800	226,800
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 0.00	$ 13.07	$ 13.07
2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	389,800	246,400	246,400
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 17.44	$ 17.44	$ 17.44
2022
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	987,700	508,300	517,300
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 18.09	$ 18.07	$ 18.07
2023
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	1,108,420	656,220	675,420
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 16.80	$ 16.80	$ 16.80
2024
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	11,794,215	7,878,998	7,946,313
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 20.59	$ 20.59	$ 20.59
2025
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	1,947,979	1,376,295	1,730,210
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 25.18	$ 25.18	$ 25.18
2026
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	2,793,325	2,049,450	2,365,602
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 19.51	$ 19.51	$ 19.51
2027
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	93,750	93,750	93,750
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 22.92	$ 22.92	$ 22.92
2028
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	800,000	800,000	0
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 22.50	$ 22.50	$ 0.00